Cover	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-42442
Entity Registrant Name	Youxin Technology Ltd
Entity Central Index Key	0001964946
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1005, 1006, 1007
Entity Address, Address Line Two	No. 122 Huangpu Avenue West
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510000
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	YAAS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,304,693
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1005, 1006, 1007
Entity Address, Address Line Two	No. 122 Huangpu Avenue West
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510000
City Area Code	86
Local Phone Number	13631357745
Contact Personnel Name	Shaozhang Lin
Contact Personnel Email Address	ir@youxin.cloud